Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($) Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	71,853
Actual benefit payments 2023	$ 645
Benefits expected to be paid 2024	714
Benefits expected to be paid 2025	734
Benefits expected to be paid 2026	759
Benefits expected to be paid 2027	780
Benefits expected to be paid 2028	799
Benefits expected to be paid 2029-2033	$ 4,239
Weighted average duration of defined benefit payments	12 years 3 months 18 days
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	65,890
Actual benefit payments 2023	$ 604
Benefits expected to be paid 2024	670
Benefits expected to be paid 2025	694
Benefits expected to be paid 2026	717
Benefits expected to be paid 2027	738
Benefits expected to be paid 2028	757
Benefits expected to be paid 2029-2033	$ 4,013
Weighted average duration of defined benefit payments	12 years 2 months 12 days
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	5,963
Actual benefit payments 2023	$ 41
Benefits expected to be paid 2024	44
Benefits expected to be paid 2025	40
Benefits expected to be paid 2026	42
Benefits expected to be paid 2027	42
Benefits expected to be paid 2028	42
Benefits expected to be paid 2029-2033	$ 226
Weighted average duration of defined benefit payments	15 years 1 month 6 days